Commitments and Contingencies - Settlement Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Commitments [Line Items]
Penalty cost	$ 6,000
Period of settlement	4 years
Accrued current liabilities		$ 3,272
Payments to the agreements	$ 400	400
NYAG
Other Commitments [Line Items]
Accrued current liabilities		2,876
Accrued non current liabilities		$ 0
MAAG
Other Commitments [Line Items]
Penalty cost	$ 1,300
Period of settlement	3 years